Related Party Transactions (Details Narrative)														1 Months Ended				3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended				17 Months Ended
	Mar. 30, 2022 USD ($) shares	Jan. 01, 2022 $ / shares shares	Oct. 31, 2021 $ / shares shares	Sep. 07, 2021 USD ($)	Mar. 02, 2021 USD ($) shares	Mar. 01, 2021 USD ($) shares	Aug. 03, 2020 USD ($) $ / shares shares	Mar. 27, 2020	Dec. 19, 2019 USD ($) $ / shares shares	Nov. 22, 2018 USD ($) shares	Dec. 29, 2016 USD ($) $ / shares shares	Dec. 01, 2016 USD ($) $ / shares shares	Jul. 01, 2016 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($)	Sep. 30, 2021 shares	Jun. 30, 2021 shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Jun. 30, 2022 shares	Sep. 30, 2022 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Nov. 15, 2018 USD ($) shares	Sep. 09, 2022	Oct. 22, 2021 USD ($)
Related Party Transaction [Line Items]
Shares granted | shares																									7,300,000
Exercise price | $ / shares																					$ 2.45			$ 0.25	$ 2.45	$ 0.32
Non accountable expense reimbursement				$ 200,000
Stock issued during period, value, new issues																								$ 100,000
Shares cancelled during period | shares							86,466
Debt interest payable description								The loans bear interest at an annual rate of one percent (1%), are due two (2) years from the date of issuance, and all payments are deferred for the first six (6) months of the loan. Any unforgiven balance of loan principal and accrued interest at the end of the six (6) month loan deferral period is amortized in equal monthly installments over the remaining 18-months of the loan term
Class of warrant or right number of securities called by each warrant or right | shares	600,000	250,000	2,933,340															21,948,266	166,660				166,660	21,948,266
Exercise price | $ / shares		$ 2.75	$ 1.50
Gross proceeds from exercise of warrants	$ 900,000																		$ 83,330	$ 900,000				$ 983,330
Stock issued during period shares other value																								(5)
Loan payable																		149,900			$ 361,595			149,900	361,595
Investments																					302,654				302,654
Due to related party current																					7,231,558			8,049,689	7,231,558
Barlock Capital Management, LLC [Member]
Related Party Transaction [Line Items]
Payments for rent																								0	81,000
American Natural Energy Corporation [Member]
Related Party Transaction [Line Items]
Payments for rent															$ 3,000			0		9,000				9,000
Due to related party on initial ninety days																														$ 1,500
Repayments of related party debt																		$ 0		$ 230,000				$ 400,000
Due to related party current																														2,000
American Natural Energy Corporation [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related party current																														$ 2,000
Bristol Capital LLC [Member]
Related Party Transaction [Line Items]
Debt interest rate																		10.00%						10.00%
Investments																		$ 0			0			$ 0	0
Scott D Kaufman [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares						8,300
Stock issued during period, value, new issues						$ 83,332
Scott D Kaufman [Member] | Barlock Capital Management, LLC [Member]
Related Party Transaction [Line Items]
Payments for rent																					3,000			0	9,410
Monthly rent																					3,000
John D Maatta [Member]
Related Party Transaction [Line Items]
Repayments of related party debt																										$ 126,000
Proceeds from related party debt																										$ 125,000	$ 100,000
Loan payable																		0			0			0	0
Barlock Convertible Debentures [Member]
Related Party Transaction [Line Items]
Stock issued during period shares conversion of convertible securities | shares														18,000
Bristol Investment Fund Ltd [Member]
Related Party Transaction [Line Items]
Due to related party current																					4,025,479			$ 4,322,045	$ 4,025,479
John D Maatta [Member]
Related Party Transaction [Line Items]
Stock issued during period shares share based compensation | shares																												86,466
Stock issued during period value share based compensation																												$ 212,707
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Shares granted | shares		7,722
Shares cancelled during period | shares							21,271
Debt instrument convertible conversion price1 | $ / shares			0.175
Exercise price | $ / shares			0.175
Series A Preferred Stock [Member] | Scott D Kaufman [Member]
Related Party Transaction [Line Items]
Stock issued during period shares share based compensation | shares																6,249	6,249			3,409		5,361	902		6,250
Series A Preferred Stock [Member] | John D Maatta [Member]
Related Party Transaction [Line Items]
Stock issued during period shares share based compensation | shares																							8,333	5,000
Stock issued during period shares other | shares					8,500
Stock issued during period shares other value					$ 85,546
Series A Preferred Stock [Member] | John D Maatta [Member] | Debt Settlement One [Member]
Related Party Transaction [Line Items]
Stock issued during period shares other | shares							29,496
Stock issued during period shares other value							$ 294,965
Series A Preferred Stock [Member] | John D Maatta [Member] | Debt Settlement Two [Member]
Related Party Transaction [Line Items]
Stock issued during period shares other | shares							35,100
Stock issued during period shares other value							$ 351,000
Series A Preferred Stock [Member] | Mr.Maatta [Member]
Related Party Transaction [Line Items]
Stock issued during period shares other | shares					8,500
Stock issued during period shares other value					$ 85,546
Preferred Stock [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, new issues
Stock issued during period shares other value
Series A Warrants [Member]
Related Party Transaction [Line Items]
Beneficial ownership limitation																								Shares of common stock issuable upon exercise of warrants are subject to a 4.99% beneficial ownership limitation, which may increase to 9.99% upon notice to the Company
Series A Warrants [Member] | Barlock Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price1 | $ / shares									$ 2.50
Class of warrant or right number of securities called by each warrant or right | shares									1,000,000
Exercise price | $ / shares									$ 2.50
Series A Common Stock Purchase Warrants [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price1 | $ / shares			$ 0.175
Stock issued during period shares conversion of convertible securities | shares			10,000,000
Class of warrant or right number of securities called by each warrant or right | shares			10,000,000
Exercise price | $ / shares			$ 0.175
Consulting Services Agreement [Member] | Bristol Capital LLC [Member]
Related Party Transaction [Line Items]
Non accountable expense reimbursement											$ 200,000
Securities Purchase Agreement - December 2016 [Member] | Bristol Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument face amount												$ 2,500,000		$ 3,150						$ 3,150
Debt instrument, maturity date									Dec. 30, 2021			Dec. 30, 2018
Debt interest rate												12.00%
Debt interest payable description												Interest is payable quarterly on (i) January 1, April 1, July 1 and October 1, beginning on January 1, 2017, (ii) on each date the purchaser converts, in whole or in part, the Bristol Convertible Debenture into common stock (as to that principal amount then being converted), and (iii) on the day that is 20 days following the Company’s notice to redeem some or all of the of the outstanding principal of the Bristol Convertible Debenture (only as to that principal amount then being redeemed) and on the maturity date
Debt instrument convertible conversion price1 | $ / shares			0.175									$ 3.00		$ 0.175						$ 0.175
Debt instrument convertible threshold percentage of stock price trigger												50.00%
Stock issued during period shares conversion of convertible securities | shares																				18,000
Securities Purchase Agreement - December 2016 [Member] | Bristol Convertible Debentures [Member] | Director and Employees [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price1 | $ / shares							$ 0.25
Decrease in conversion price | $ / shares							$ 0.25
Securities Purchase Agreement - December 2016 [Member] | Barlock Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument convertible threshold percentage of stock price trigger									50.00%
Securities Purchase Agreement - December 2016 [Member] | Bristol Investment Fund Ltd [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares												25,000
Stock issued during period, value, new issues												$ 85,000
Purchase price of securities												2,500,000
Repayments of debt												25,000
Debt instrument unamortized discount												$ 25,791
Securities Purchase Agreement - December 2016 [Member] | Series A Warrants [Member]
Related Party Transaction [Line Items]
Stock issued during period shares conversion of convertible securities | shares							7,000,000
Class of warrant or right number of securities called by each warrant or right | shares							7,000,000		300,000			833,333														7,000,000
Exercise price | $ / shares							$ 0.25					$ 3.00														$ 0.25
Maturity date									Dec. 01, 2024			Dec. 01, 2021
Securities Purchase Agreement - December 2016 [Member] | Series A Warrants [Member] | Director and Employees [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price1 | $ / shares							0.25
Securities Purchase Agreement - December 2016 [Member] | Series A Common Stock Purchase Warrants [Member]
Related Party Transaction [Line Items]
Class of warrant or right number of securities called by each warrant or right | shares														10,000,000						10,000,000				10,000,000
Exercise price | $ / shares														$ 0.175						$ 0.175				$ 0.175
Warrants and rights outstanding, measurement input																			0.20				0.20						20
Securities Purchase Agreement - December 2016 [Member] | Series B Warrants [Member]
Related Party Transaction [Line Items]
Class of warrant or right number of securities called by each warrant or right | shares												833,333
Exercise price | $ / shares												$ 0.002
Maturity date												Dec. 01, 2021
Gross proceeds from exercise of warrants												$ 1,667
Securities Purchase Agreement - December 2016 [Member] | Series B Warrants [Member] | Bristol Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument unamortized discount																		0			0			$ 0	$ 0
Fair value adjustment of warrants																		1,448,293							1,448,293
Securities Purchase Agreement December 2019 [Member] | Barlock Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument face amount									$ 2,500,000					$ 3,150						$ 3,150
Debt instrument, maturity date									Dec. 30, 2021
Debt interest rate									12.00%
Debt interest payable description									Interest is payable quarterly on (i) January 1, April 1, July 1 and October 1, beginning on January 1, 2020, (ii) on each date the purchaser converts, in whole or in part, the Barlock Convertible Debenture into common stock (as to that principal amount then being converted), and (iii) on the day that is 20 days following the Company’s notice to redeem some or all of the of the outstanding principal of the Barlock Convertible Debenture (only as to that principal amount then being redeemed) and on the maturity date.
Debt instrument convertible conversion price1 | $ / shares			0.175						$ 2.50					$ 0.175						$ 0.175
Debt instrument convertible threshold percentage of stock price trigger									50.00%
Stock issued during period shares conversion of convertible securities | shares														18,000
Securities Purchase Agreement December 2019 [Member] | Barlock Convertible Debentures [Member] | Director and Employees [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price1 | $ / shares							0.25
Decrease in conversion price | $ / shares							$ 0.25
Securities Purchase Agreement December 2019 [Member] | Barlock 2019 Fund, LP [Member] | Barlock Convertible Debentures [Member]
Related Party Transaction [Line Items]
Purchase price of securities									$ 2,500,000
Debt instrument unamortized discount									$ 25,400
Securities Purchase Agreement December 2019 [Member] | Series A Warrants [Member]
Related Party Transaction [Line Items]
Debt instrument unamortized discount																		$ 0			0			$ 0	0
Debt instrument convertible conversion price1 | $ / shares			$ 0.175
Stock issued during period shares conversion of convertible securities | shares			4,285,714				3,000,000
Class of warrant or right number of securities called by each warrant or right | shares			4,285,714				3,000,000		300,000									4,285,714						4,285,714		3,000,000
Exercise price | $ / shares			$ 0.175				$ 0.25		$ 2.50									$ 0.175						$ 0.175		$ 0.25
Maturity date									Dec. 01, 2024
Fair value adjustment of warrants																		$ 545,336						$ 545,336
Beneficial ownership limitation																		Shares of common stock issuable upon exercise of warrants are subject to a 4.99% beneficial ownership limitation, which may increase to 9.99% upon notice to the Company
Securities Purchase Agreement December 2019 [Member] | Series A Warrants [Member] | Director and Employees [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price1 | $ / shares							$ 0.25
Bristol Capital LLC [Member]
Related Party Transaction [Line Items]
Non accountable expense reimbursement				$ 200,000
Legal fees															$ 12,040
Bristol Capital LLC [Member] | Consulting Services Agreement [Member]
Related Party Transaction [Line Items]
Shares granted | shares											30,000
Exercise price | $ / shares											$ 0.25
Debt instrument, periodic payment											$ 18,750
Percentage of fully diluted shares of common stock											5.00%
Non accountable expense reimbursement											$ 200,000
Professional fees																		$ 56,250		$ 56,250				225,000	225,000
Accrued professional fees																		375,000			93,750			$ 318,750	93,750
Bristol Capital LLC [Member] | Consulting Services Agreement [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares					22,500		38,438
Stock issued during period, value, new issues					$ 225,000		$ 384,375
Shares cancelled during period | shares							202,022
Cancellation, value							$ 49,688
Bristol Capital LLC [Member] | Consulting Services Agreement [Member] | Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares							38,438			202,022
Stock issued during period, value, new issues							$ 384,375			$ 496,875
Bristol Capital LLC [Member] | Securities Purchase Agreement - December 2016 [Member] | Bristol Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price1 | $ / shares																								$ 0.175
Bristol Capital Advisors, LLC [Member]
Related Party Transaction [Line Items]
Operating lease term													5 years and 3 months
Operating lease payments													$ 8,000											$ 0	83,054
Bristol Investment Fund Ltd [Member] | Securities Purchase Agreement - December 2016 [Member] | Bristol Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																		$ 2,496,850			2,500,000			$ 2,496,850	$ 2,500,000
Debt instrument convertible conversion price1 | $ / shares																		$ 0.175
Stock issued during period shares conversion of convertible securities | shares																		14,267,714						14,267,714	14,285,714	10,000,000
Accrued interest payable																		$ 1,899,074			1,525,479			$ 1,825,195	$ 1,525,479
Bristol Investment Fund Ltd [Member] | Securities Purchase Agreement - December 2016 [Member] | Series A Warrants [Member]
Related Party Transaction [Line Items]
Class of warrant or right number of securities called by each warrant or right | shares									700,000																	7,000,000
Exercise price | $ / shares									$ 2.50																	$ 0.25
Barlock 2019 Fund LP [Member] | Barlock Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																		2,496,850						2,496,850
Barlock 2019 Fund LP [Member] | Securities Purchase Agreement December 2019 [Member] | Barlock Convertible Debentures [Member]
Related Party Transaction [Line Items]
Stock issued during period shares conversion of convertible securities | shares																										10,000,000
Barlock 2019 Fund, LP [Member] | Series A Warrants [Member] | Barlock Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price1 | $ / shares									$ 2.50
Stock issued during period shares conversion of convertible securities | shares									1,000,000
Exercise price | $ / shares									$ 2.50
Barlock 2019 Fund, LP [Member] | Securities Purchase Agreement - December 2016 [Member] | Series A Warrants [Member]
Related Party Transaction [Line Items]
Maturity date									Dec. 01, 2024
Due to related party current									$ 300,000
Barlock 2019 Fund, LP [Member] | Securities Purchase Agreement December 2019 [Member] | Barlock Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																		$ 2,496,850			2,500,000			$ 2,496,850	$ 2,500,000
Debt instrument convertible conversion price1 | $ / shares																		$ 0.175						$ 0.175
Stock issued during period shares conversion of convertible securities | shares																		14,267,714						14,267,714	14,285,714
Accrued interest payable																		$ 985,923			$ 612,239			$ 912,044	$ 612,239
Barlock Capital Management, LLC [Member] | Securities Purchase Agreement December 2019 [Member] | Series A Warrants [Member]
Related Party Transaction [Line Items]
Class of warrant or right number of securities called by each warrant or right | shares																										3,000,000
Exercise price | $ / shares																										$ 0.25
K2PC Consulting, LLC [Member]
Related Party Transaction [Line Items]
Payments of marketing fees																		$ 0		$ 7,850				$ 7,850	$ 24,500